Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 24, 2026
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Apollomics Inc.
Entity Central Index Key	0001944885
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding			2,196,052
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.01 per share
Trading Symbol	APLM
Security Exchange Name	NASDAQ
Entity File Number	001-41670
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
Entity Address, Country	US
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Marcum Asia CPAs LLP	GRANT THORNTON LLP
Auditor Firm ID	5395	248
Auditor Location	New York, New York	San Francisco, California
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Apollomics Inc. (the “Company”) as of December 31, 2025, the related consolidated statements of loss and other comprehensive loss, shareholders’ deficit and cash flows for the year then ended, and the related notes and schedules (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Peter Lin
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one Class A Ordinary Share at an exercise price of $11.50 per 0.01 share
Trading Symbol	APLMW
Security Exchange Name	NASDAQ